Pioneer Floating
Rate Fund, Inc.
Schedule of Investments  |  February 28, 2023

Ticker Symbol: PHD

Schedule of Investments  |  2/28/23
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 149.2%
	Senior Secured Floating Rate Loan Interests — 123.0% of Net Assets(a)*
	Advanced Materials — 1.7%
915,954	Gemini HDPE LLC, 2027 Advance, 7.83% (LIBOR + 300 bps), 12/31/27	$ 915,136
1,379,987	Groupe Solmax, Inc., Initial Term Loan, 9.48% (LIBOR + 475 bps), 5/29/28	1,204,039
	Total Advanced Materials	$2,119,175

	Advertising Sales — 1.6%
2,059,565	Clear Channel Outdoor Holdings, Inc., Term B Loan, 8.325% (Term SOFR + 350 bps), 8/21/26	$ 1,947,719
	Total Advertising Sales	$1,947,719

	Advertising Services — 1.8%
917,700	CB Poly US Holdings, Inc., Initial Term Loan, 10.08% (Term SOFR + 550 bps), 5/18/29	$ 897,051
493,750	Dotdash Meredith, Inc., Term Loan B, 8.668% (Term SOFR + 400 bps), 12/1/28	436,969
987,500	Summer BC Holdco B LLC, USD Additional Facility B2, 9.23% (LIBOR + 450 bps), 12/4/26	938,125
	Total Advertising Services	$2,272,145

	Aerospace & Defense — 1.8%
866,875	ADS Tactical, Inc., Initial Term Loan, 10.385% (LIBOR + 575 bps), 3/19/26	$ 807,277
1,526,359	WP CPP Holdings LLC, First Lien Initial Term Loan, 8.58% (LIBOR + 375 bps), 4/30/25	1,397,764
	Total Aerospace & Defense	$2,205,041

	Airlines — 1.6%
500,000	AAdvantage Loyality IP, Ltd. (American Airlines, Inc.), Initial Term Loan, 9.558% (LIBOR + 475 bps), 4/20/28	$ 513,750
1,125,000	Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 9.996% (LIBOR + 525 bps), 6/21/27	1,173,717
323,000	SkyMiles IP, Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 8.558% (LIBOR + 375 bps), 10/20/27	334,874
	Total Airlines	$2,022,341

	Airport Development & Maintenance — 0.2%
250,000	KKR Apple Bidco LLC, Second Lien Initial Term Loan, 10.385% (LIBOR + 575 bps), 9/21/29	$ 245,469
	Total Airport Development & Maintenance	$245,469

1Pioneer Floating Rate Fund, Inc. |  | 2/28/23

Principal Amount USD ($)		Value
	Apparel Manufacturers — 0.3%
325,000(b)	Hanesbrands Inc., Initial Term Loan B, 2/14/30	$ 324,797
	Total Apparel Manufacturers	$324,797

	Applications Software — 1.1%
835,000	Central Parent Inc., First Lien Initial Term Loan, 9.08% (Term SOFR + 450 bps), 7/6/29	$ 833,530
248,125	EP Purchaser LLC, First Lien Closing Date Term Loan, 8.23% (LIBOR + 350 bps), 11/6/28	248,021
925,000	Loyalty Ventures, Inc., Term B Loan, 11.25% (LIBOR + 450 bps), 11/3/27	338,550
	Total Applications Software	$1,420,101

	Auction House & Art Dealer — 0.4%
492,500	Sotheby's, 2021 Second Refinancing Term Loan, 9.33% (LIBOR + 450 bps), 1/15/27	$ 492,654
	Total Auction House & Art Dealer	$492,654

	Auto Parts & Equipment — 3.3%
640,250	Adient US LLC, Term B-1 Loan, 7.885% (LIBOR + 325 bps), 4/10/28	$ 640,950
591,000	Autokiniton US Holdings, Inc., Closing Date Term B Loan, 9.101% (LIBOR + 450 bps), 4/6/28	587,412
1,702,251	First Brands Group LLC, First Lien 2021 Term Loan, 10.252% (Term SOFR + 500 bps), 3/30/27	1,660,759
1,565,263	IXS Holdings, Inc., Initial Term Loan, 9.479% (Term SOFR + 425 bps), 3/5/27	1,297,212
	Total Auto Parts & Equipment	$4,186,333

	Auto-Truck Trailers — 0.9%
343,306	American Trailer World Corp., First Lien Initial Term Loan, 8.468% (Term SOFR + 375 bps), 3/3/28	$ 305,371
992,500	Novae LLC, Tranche B Term Loan, 9.696% (Term SOFR + 500 bps), 12/22/28	860,580
	Total Auto-Truck Trailers	$1,165,951

	Beverages — 0.5%
165,833	Naked Juice LLC, First Lien Initial Term Loan, 7.93% (Term SOFR + 325 bps), 1/24/29	$ 150,938
500,000	Pegasus BidCo BV, Initial Dollar Term Loan, 9.011% (Term SOFR + 425 bps), 7/12/29	498,750
	Total Beverages	$649,688

Pioneer Floating Rate Fund, Inc. |  | 2/28/232

Schedule of Investments  |  2/28/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Broadcast Service & Programing — 0.6%
744,375	Univision Communications, Inc., First Lien Initial Term Loan, 7.885% (LIBOR + 325 bps), 1/31/29	$ 735,186
	Total Broadcast Service & Programing	$735,186

	Building & Construction — 1.5%
443,265	DG Investment Intermediate Holdings 2, Inc., First Lien Closing Date Initial Term Loan, 8.385% (Term SOFR + 375 bps), 3/31/28	$ 434,732
500,000	DG Investment Intermediate Holdings 2, Inc., Second Lien Initial Term Loan, 11.385% (Term SOFR + 675 bps), 3/30/29	448,750
983,952	Service Logic Acquisition, Inc., First Lien Closing Date Initial Term Loan, 8.825% (LIBOR + 400 bps), 10/29/27	974,112
	Total Building & Construction	$1,857,594

	Building & Construction Products — 1.5%
1,455,048	Cornerstone Building Brands, Inc., Tranche B Term Loan, 7.838% (LIBOR + 325 bps), 4/12/28	$ 1,350,768
565,860	CP Atlas Buyer, Inc., Term B Loan, 8.218% (Term SOFR + 350 bps), 11/23/27	520,013
	Total Building & Construction Products	$1,870,781

	Building Production — 1.0%
495,000	Chariot Buyer LLC., First Lien Initial Term Loan, 7.885% (LIBOR + 325 bps), 11/3/28	$ 478,294
841,500	Vector WP MidCo, Inc. (Vector Canada Acquisition ULC), Initial Term B Loan, 9.625% (LIBOR + 500 bps), 10/12/28	830,981
	Total Building Production	$1,309,275

	Building-Heavy Construction — 0.7%
247,487	Artera Services LLC, First Lien Tranche B Term Loan, 8.23% (LIBOR + 350 bps), 3/6/25	$ 207,374
746,222	Osmose Utilities Services, Inc., First Lien Initial Term Loan, 7.885% (LIBOR + 325 bps), 6/23/28	721,814
	Total Building-Heavy Construction	$929,188

	Building-Maintenance & Service — 0.6%
740,625	ArchKey Holdings, Inc., First Lien Initial Term Loan, 10.075% (LIBOR + 525 bps), 6/29/28	$ 723,035
	Total Building-Maintenance & Service	$723,035

	Cable & Satellite Television — 1.5%
532,500	DIRECTV Financing LLC, Closing Date Term Loan, 9.635% (LIBOR + 500 bps), 8/2/27	$ 519,964
3Pioneer Floating Rate Fund, Inc. |  | 2/28/23

Principal Amount USD ($)		Value
	Cable & Satellite Television — (continued)
1,039,624	Radiate Holdco LLC, Amendment No. 6 Term Loan, 7.885% (LIBOR + 325 bps), 9/25/26	$ 866,353
500,000	Virgin Media Bristol LLC, Facility Q, 7.838% (LIBOR + 325 bps), 1/31/29	498,507
	Total Cable & Satellite Television	$1,884,824

	Casino Hotels — 0.4%
496,250	Century Casinos, Inc., Term B Facility Loan, 10.668% (Term SOFR + 600 bps), 4/2/29	$ 479,502
	Total Casino Hotels	$479,502

	Casino Services — 1.0%
535,799	Everi Holdings, Inc., Term B Loan, 7.135% (LIBOR + 250 bps), 8/3/28	$ 534,501
493,750	J&J Ventures Gaming LLC, Initial Term Loan, 8.73% (LIBOR + 400 bps), 4/26/28	476,777
566,159	Lucky Bucks LLC, Initial Term Loan, 10.23% (LIBOR + 550 bps), 7/30/27	293,872
	Total Casino Services	$1,305,150

	Cellular Telecom — 3.4%
1,931,801	Altice France SA, USD TLB-13 Incremental Term Loan, 8.864% (LIBOR + 400 bps), 8/14/26	$ 1,879,401
544,458	CCI Buyer, Inc., First Lien Initial Term Loan, 8.58% (Term SOFR + 400 bps), 12/17/27	537,397
988,722	Gogo Intermediate Holdings LLC, Initial Term Loan, 8.575% (LIBOR + 375 bps), 4/30/28	985,426
740,625	Xplornet Communications, Inc., First Lien Refinancing Term Loan, 8.635% (LIBOR + 400 bps), 10/2/28	623,514
350,000	Xplornet Communications, Inc., Second Lien Initial Term Loan, 11.635% (LIBOR + 700 bps), 10/1/29	232,750
	Total Cellular Telecom	$4,258,488

	Chemicals-Diversified — 2.5%
1,000,000	ARC Falcon I, Inc., Second Lien Initial Term Loan, 11.635% (LIBOR + 700 bps), 9/30/29	$ 877,500
442,775	Hexion Holdings Corp., First Lien Initial Term Loan, 9.454% (Term SOFR + 450 bps), 3/15/29	404,032
300,000(b)	Ineos US Finance LLC, New USD Term Loan B, 2/10/30	298,500
162,500	LSF11 A5 Holdco LLC, Incremental Term Loan B, 8.968% (Term SOFR + 425 bps), 10/15/28	159,385
Pioneer Floating Rate Fund, Inc. |  | 2/28/234

Schedule of Investments  |  2/28/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Chemicals-Diversified — (continued)
500,000	LSF11 A5 HoldCo LLC, Term Loan, 8.232% (Term SOFR + 350 bps), 10/15/28	$ 488,125
985,000	Mativ Holdings, Inc., Term B Loan, 8.437% (Term SOFR + 375 bps), 4/20/28	968,994
	Total Chemicals-Diversified	$3,196,536

	Chemicals-Specialty — 2.3%
351,895	Avient Corp., Term B-6 Loan, 7.926% (Term SOFR + 325 bps), 8/29/29	$ 352,738
1,080,750	CPC Acquisition Corp., First Lien Initial Term Loan, 8.48% (LIBOR + 375 bps), 12/29/27	914,922
250,000	H.B. Fuller Company, Term Loan B, 7.117% (Term SOFR + 250 bps), 2/15/30	251,979
712,407	LSF11 Skyscraper Holdco S.a r.l. USD Facility B3, 8.23% (LIBOR + 350 bps), 9/29/27	712,185
18,661	Nouryon Finance B.V., Initial Dollar Term Loan, 7.526% (Term SOFR + 275 bps), 10/1/25	18,570
653,338	Olympus Water US Holding Corp., Initial Dollar Term Loan, 8.50% (LIBOR + 375 bps), 11/9/28	641,006
	Total Chemicals-Specialty	$2,891,400

	Commercial Services — 2.8%
539,174	CoreLogic, Inc. (fka First American Corporation), First Lien Initial Term Loan, 8.188% (LIBOR + 350 bps), 6/2/28	$ 464,476
589,538	Indy US Bidco LLC, 2021 Refinancing Dollar Term Loan, 8.385% (LIBOR + 375 bps), 3/6/28	510,196
637,000	TruGreen LP, First Lien Second Refinancing Term Loan, 8.635% (LIBOR + 400 bps), 11/2/27	586,040
1,886,503	Verscend Holding Corp., Term B-1 Loan, 8.635% (LIBOR + 400 bps), 8/27/25	1,887,514
	Total Commercial Services	$3,448,226

	Commercial Services — 0.4%
480,000	Corporation Service Company, Term Loan B, 7.968% (Term SOFR + 325 bps), 11/2/29	$ 480,750
	Total Commercial Services	$480,750

5Pioneer Floating Rate Fund, Inc. |  | 2/28/23

Principal Amount USD ($)		Value
	Computer Data Security — 1.2%
1,135,625	Magenta Buyer LLC, First Lien Initial Term Loan, 9.58% (LIBOR + 475 bps), 7/27/28	$ 973,798
614,492	Vision Solutions, Inc. (Precisely Software Incorporated), First Lien Third Amendment Term Loan, 8.818% (LIBOR + 400 bps), 4/24/28	561,339
	Total Computer Data Security	$1,535,137

	Computer Services — 2.1%
1,117,975	Ahead DB Holdings LLC, First Lien Term B Loan, 8.48% (LIBOR + 375 bps), 10/18/27	$ 1,108,891
964,612	Peraton Corp., First Lien Term B Loan, 8.385% (LIBOR + 375 bps), 2/1/28	957,378
592,500	Sitel Group, Initial Dollar Term Loan, 8.39% (LIBOR + 375 bps), 8/28/28	591,482
	Total Computer Services	$2,657,751

	Computer Software — 2.2%
1,240,625	Cornerstone OnDemand, Inc., First Lien Initial Term Loan, 8.385% (LIBOR + 375 bps), 10/16/28	$ 1,149,516
494,911	Help/Systems Holdings, Inc., Term Loan, 8.776% (Term SOFR + 400 bps), 11/19/26	457,298
493,719	Idera, Inc., First Lien Term B-1 Loan, 8.51% (LIBOR + 375 bps), 3/2/28	478,413
1,031,625	Rackspace Technology Global, Inc., First Lien 2021 Term B Loan, 7.595% (LIBOR + 275 bps), 2/15/28	655,211
	Total Computer Software	$2,740,438

	Computers-Integrated Systems — 0.5%
552,502	Atlas CC Acquisition Corp., First Lien Term B Loan, 9.402% (Term SOFR + 425 bps), 5/25/28	$ 485,971
112,373	Atlas CC Acquisition Corp., First Lien Term C Loan, 9.14% (Term SOFR + 425 bps), 5/25/28	98,842
	Total Computers-Integrated Systems	$584,813

	Consulting Services — 1.3%
1,034,616	Ankura Consulting Group LLC, First Lien Closing Date Term Loan, 9.232% (Term SOFR + 450 bps), 3/17/28	$ 996,680
717,573	MAG DS Corp., Initial Term Loan, 10.23% (LIBOR + 550 bps), 4/1/27	660,167
	Total Consulting Services	$1,656,847

Pioneer Floating Rate Fund, Inc. |  | 2/28/236

Schedule of Investments  |  2/28/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Consumer Products — 0.6%
1,273,563	Instant Brands Holdings, Inc., Initial Loan, 9.953% (LIBOR + 500 bps), 4/12/28	$ 706,827
	Total Consumer Products	$706,827

	Containers-Metal & Glass — 0.7%
977,550	Plaze, Inc., 2021-1 Term Loan, 10.25% (LIBOR + 375 bps), 8/3/26	$ 918,897
	Total Containers-Metal & Glass	$918,897

	Containers-Paper & Plastic — 2.6%
491,228	Charter Next Generation, Inc., First Lien 2021 Initial Term Loan, 8.482% (Term SOFR + 375 bps), 12/1/27	$ 484,167
779,274	Pregis TopCo LLC, First Lien Initial Term Loan, 8.482% (Term SOFR + 375 bps), 7/31/26	772,333
1,287,957	ProAmpac PG Borrower LLC, First Lien 2020-1 Term Loan, 7.959% (LIBOR + 375 bps), 11/3/25	1,269,281
691,625	Trident TPI Holdings, Inc., Tranche B-3 Initial Term Loan, 8.73% (LIBOR + 400 bps), 9/15/28	682,692
	Total Containers-Paper & Plastic	$3,208,473

	Cosmetics & Toiletries — 0.6%
770,369	Sunshine Luxembourg VII S.a r.l. Facility B3, 8.48% (LIBOR + 375 bps), 10/1/26	$ 751,110
	Total Cosmetics & Toiletries	$751,110

	Cruise Lines — 1.3%
1,608,750	Carnival Corp., Initial Advance, 7.635% (LIBOR + 300 bps), 6/30/25	$ 1,585,825
	Total Cruise Lines	$1,585,825

	Data Processing & Management — 0.4%
548,625	DTI Holdco, Inc., First Lien Initial Term Loan, 9.426% (Term SOFR + 475 bps), 4/26/29	$ 515,708
	Total Data Processing & Management	$515,708

	Diagnostic Equipment — 0.3%
498,734	Curia Global, Inc., First Lien 2021 Term Loan, 8.526% (Term SOFR + 375 bps), 8/30/26	$ 432,106
	Total Diagnostic Equipment	$432,106

	Dialysis Centers — 1.1%
2,033,404	US Renal Care, Inc., Initial Term Loan, 9.688% (LIBOR + 500 bps), 6/26/26	$ 1,372,547
	Total Dialysis Centers	$1,372,547

7Pioneer Floating Rate Fund, Inc. |  | 2/28/23

Principal Amount USD ($)		Value
	Distribution & Wholesale — 1.3%
595,500	AIP RD Buyer Corp., First Lien Term Loan B, 8.868% (Term SOFR + 425 bps), 12/22/28	$ 592,708
1,092,195	Patriot Container Corp. (aka Wastequip), First Lien Closing Date Term Loan, 8.468% (Term SOFR + 375 bps), 3/20/25	1,029,564
	Total Distribution & Wholesale	$1,622,272

	E-Commerce — 0.8%
491,250	CNT Holdings I Corp., First Lien Initial Term Loan, 8.125% (Term SOFR + 350 bps), 11/8/27	$ 483,037
498,750	TA TT Buyer LLC, First Lien Initial Term Loan, 8.981% (Term SOFR + 500 bps), 4/2/29	476,306
	Total E-Commerce	$959,343

	Electric-Generation — 2.0%
958,666	Compass Power Generation, L.L.C., Tranche B-2 Term Loan, 8.981% (Term SOFR + 425 bps), 4/14/29	$ 956,136
691,793	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 8.48% (LIBOR + 375 bps), 10/2/25	633,855
877,111	Hamilton Projects Acquiror LLC, Term Loan, 9.23% (LIBOR + 450 bps), 6/17/27	876,172
	Total Electric-Generation	$2,466,163

	Electric-Integrated — 2.4%
1,153,093	Constellation Renewables LLC, Loan, 7.46% (LIBOR + 250 bps), 12/15/27	$ 1,152,252
1,418,625	PG&E Corp., Term Loan, 7.688% (LIBOR + 300 bps), 6/23/25	1,415,965
479,452	Pike Corp., 2028 Initial Term Loan, 7.64% (LIBOR + 300 bps), 1/21/28	477,555
	Total Electric-Integrated	$3,045,772

	Electronic Composition — 2.0%
1,695,843	Energy Acquisition LP, First Lien Initial Term Loan, 8.885% (LIBOR + 425 bps), 6/26/25	$ 1,555,583
1,027,751	Natel Engineering Co., Inc., Initial Term Loan, 10.42% (LIBOR + 625 bps), 4/30/26	914,699
	Total Electronic Composition	$2,470,282

	Engines — 0.9%
1,300,000	Arcline FM Holdings LLC, Second Lien Term Loan, 12.98% (LIBOR + 825 bps), 6/25/29	$ 1,183,000
	Total Engines	$1,183,000

Pioneer Floating Rate Fund, Inc. |  | 2/28/238

Schedule of Investments  |  2/28/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Enterprise Software & Services — 1.0%
500,000	First Advantage Holdings LLC, First Lien Term B-1 Loan, 7.385% (LIBOR + 275 bps), 1/31/27	$ 498,906
299,242	Polaris Newco LLC, First Lien Dollar Term Loan, 8.73% (LIBOR + 400 bps), 6/2/28	277,398
493,750	Skopima Consilio Parent LLC, First Lien Initial Term Loan, 8.635% (LIBOR + 400 bps), 5/12/28	473,259
	Total Enterprise Software & Services	$1,249,563

	Finance-Investment Banker — 0.5%
698,731	Hudson River Trading LLC, Term Loan, 7.732% (Term SOFR + 300 bps), 3/20/28	$ 669,472
	Total Finance-Investment Banker	$669,472

	Finance-Leasing Company — 0.4%
550,000(b)	Castlelake Aviation Finance Designated Activity Company, Incremental Term Loan, 10/22/27	$ 545,417
	Total Finance-Leasing Company	$545,417

	Food-Dairy Products — 1.4%
1,710,625	Chobani LLC., 2020 New Term Loan, 8.07% (LIBOR + 350 bps), 10/25/27	$ 1,704,744
	Total Food-Dairy Products	$1,704,744

	Footwear & Related Apparel — 0.5%
628,125	Crocs, Inc., Term Loan, 7.731% (Term SOFR + 350 bps), 2/20/29	$ 627,340
	Total Footwear & Related Apparel	$627,340

	Gambling (Non-Hotel) — 0.7%
399,000	Flutter Entertainment plc, Third Amendment 2028-B Term Loan, 8.092% (Term SOFR + 325 bps), 7/22/28	$ 399,574
498,747	Scientific Games International, Inc., Initial Term B Loan, 7.562% (Term SOFR + 300 bps), 4/14/29	498,331
	Total Gambling (Non-Hotel)	$897,905

	Hotels & Motels — 0.6%
200,000	Playa Hotels & Resorts B.V., 2022 Term Loan, 8.814% (Term SOFR + 425 bps), 1/5/29	$ 199,688
500,000	Travel + Leisure Co., 2022 Incremental Term Loan, 8.608% (Term SOFR + 400 bps), 12/14/29	499,375
	Total Hotels & Motels	$699,063

9Pioneer Floating Rate Fund, Inc. |  | 2/28/23

Principal Amount USD ($)		Value
	Human Resources — 0.8%
982,500	Ingenovis Health, Inc. (fka CCRR Parent, Inc.), First Lien Initial Term Loan, 8.39% (LIBOR + 375 bps), 3/6/28	$ 962,850
	Total Human Resources	$962,850

	Independent Power Producer — 1.1%
1,458,604	EFS Cogen Holdings I LLC, Term B Advance, 8.23% (LIBOR + 350 bps), 10/1/27	$ 1,428,748
	Total Independent Power Producer	$1,428,748

	Investment Companies — 0.6%
751,184	Diebold Nixdorf Holding Germany GmbH, Term Loan, 4.561% (Term SOFR + 650 bps), 7/15/25	$ 784,517
	Total Investment Companies	$784,517

	Investment Management & Advisory Services — 1.7%
249,372	Allspring Buyer LLC, Initial Term Loan, 7.75% (LIBOR + 300 bps), 11/1/28	$ 248,333
592,500(b)	Edelman Financial Engines Center LLC, First Lien 2021 Initial Term Loan, 8.135% (LIBOR + 350 bps), 4/7/28	578,462
992,500	LHS Borrower LLC, Initial Term Loan, 9.468% (Term SOFR + 475 bps), 2/16/29	811,369
500,000	Russell Investments US Institutional Holdco, Inc., 2025 Term Loan, 8.135% (LIBOR + 350 bps), 5/30/25	493,437
	Total Investment Management & Advisory Services	$2,131,601

	Lottery Services — 0.6%
798,000	Scientific Games Holdings LP, First Lien Initial Dollar Term Loan, 8.103% (Term SOFR + 350 bps), 4/4/29	$ 785,345
	Total Lottery Services	$785,345

	Machinery — 1.7%
779,821	East West Manufacturing LLC, Initial Term Loan, 10.426% (Term SOFR + 575 bps), 12/22/28	$ 733,032
1,485,000	Engineered Components & Systems LLC, First Lien Initial Term Loan, 10.601% (LIBOR + 600 bps), 8/2/28	1,355,063
	Total Machinery	$2,088,095

	Machinery-Pumps — 0.7%
921,307	Circor International, Inc., Initial Term Loan, 10.135% (LIBOR + 550 bps), 12/20/28	$ 919,004
	Total Machinery-Pumps	$919,004

Pioneer Floating Rate Fund, Inc. |  | 2/28/2310

Schedule of Investments  |  2/28/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Medical Diagnostic Imaging — 0.6%
835,931	US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.), Closing Date Term Loan, 9.885% (LIBOR + 525 bps), 12/15/27	$ 784,032
	Total Medical Diagnostic Imaging	$784,032

	Medical Information Systems — 1.0%
798,326	athenahealth Group, Inc., Initial Term Loan, 8.061% (Term SOFR + 350 bps), 2/15/29	$ 743,441
491,269	Azalea TopCo, Inc., First Lien 2021 Term Loan, 8.385% (LIBOR + 375 bps), 7/24/26	462,407
	Total Medical Information Systems	$1,205,848

	Medical Labs & Testing Services — 2.7%
375,000	Charlotte Buyer, Inc., First Lien Initial Term Loan B, 9.81% (Term SOFR + 525 bps), 2/11/28	$ 366,719
90,501	Envision Healthcare Corp., First Out Term Loan, 12.605% (Term SOFR + 788 bps), 3/31/27	81,903
771,314	Envision Healthcare Corp., Third Out Term Loan, 8.33% (Term SOFR + 375 bps), 3/31/27	172,582
491,184	eResearchTechnology, Inc., First Lien Initial Term Loan, 9.135% (LIBOR + 450 bps), 2/4/27	453,373
1,455,300	FC Compassus LLC, Term B-1 Loan, 8.98% (LIBOR + 425 bps), 12/31/26	1,384,354
500,000(b)	Phoenix Guarantor Inc., First Lien Tranche B-3 Term Loan, 3/5/26	492,768
492,500	Sound Inpatient Physicians, Inc., First Lien 2021 Incremental Term Loan, 7.825% (LIBOR + 300 bps), 6/27/25	403,850
	Total Medical Labs & Testing Services	$3,355,549

	Medical Products — 1.0%
1,238,679	NMN Holdings III Corp., First Lien Closing Date Term Loan, 8.385% (LIBOR + 375 bps), 11/13/25	$ 1,064,232
214,008	NMN Holdings III Corp., First Lien Delayed Draw Term Loan, 8.385% (LIBOR + 375 bps), 11/13/25	183,869
	Total Medical Products	$1,248,101

	Medical-Biomedical & Generation — 0.8%
986,000	ANI Pharmaceuticals, Inc., Initial Term Loan, 10.635% (LIBOR + 600 bps), 11/19/27	$ 951,490
	Total Medical-Biomedical & Generation	$951,490

	Medical-Drugs — 1.8%
1,477,992(c)	Endo Luxembourg Finance Company I S.a r.l., 2021 Term Loan, 13.75% (LIBOR + 400 bps), 3/27/28	$ 1,174,634
11Pioneer Floating Rate Fund, Inc. |  | 2/28/23

Principal Amount USD ($)		Value
	Medical-Drugs — (continued)
444,113	Jazz Pharmaceuticals Public Limited Company, Initial Dollar Term Loan, 8.135% (LIBOR + 350 bps), 5/5/28	$ 443,959
705,882	Padagis LLC, Term B Loan, 9.538% (LIBOR + 475 bps), 7/6/28	653,823
	Total Medical-Drugs	$2,272,416

	Medical-HMO — 0.7%
985,000	One Call Corp., First Lien Term B Loan, 10.375% (LIBOR + 550 bps), 4/22/27	$ 819,192
	Total Medical-HMO	$819,192

	Medical-Hospitals — 1.1%
375,000	EyeCare Partners, LLC, Incremental First Lien Term Loan, 9.18% (Term SOFR + 450 bps), 11/15/28	$ 312,500
1,404,770	Quorum Health Corp., Exit Term Loan, 12.975% (Term SOFR + 825 bps), 4/29/25	920,125
186,466	Surgery Center Holdings, Inc., 2021 New Term Loan, 8.36% (LIBOR + 375 bps), 8/31/26	185,374
	Total Medical-Hospitals	$1,417,999

	Medical-Outpatient & Home Medicine — 0.4%
496,630	Medical Solutions Holdings, Inc., First Lien Initial Term Loan, 8.24% (Term SOFR + 325 bps), 11/1/28	$ 484,463
	Total Medical-Outpatient & Home Medicine	$484,463

	Medical-Wholesale Drug Distribution — 1.1%
450,000	CVET Midco 2 LP, First Lien Initial Term Loan, 9.58% (Term SOFR + 500 bps), 10/13/29	$ 425,531
947,150(b)	Gainwell Acquisition Corp., First Lien Term B Loan, 8.73% (Term SOFR +400 bps), 10/1/27	913,289
	Total Medical-Wholesale Drug Distribution	$1,338,820

	Metal Processors & Fabrication — 1.6%
493,750	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 8.765% (LIBOR + 400 bps), 10/12/28	$ 466,594
738,750	Tiger Acquisition LLC, First Lien Initial Term Loan, 7.885% (Term SOFR + 325 bps), 6/1/28	722,821
790,080	WireCo WorldGroup, Inc., Initial Term Loan, 8.875% (LIBOR + 425 bps), 11/13/28	789,339
	Total Metal Processors & Fabrication	$1,978,754

Pioneer Floating Rate Fund, Inc. |  | 2/28/2312

Schedule of Investments  |  2/28/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Metal-Iron — 0.8%
9,370	TMS International Corp., Term B-2 Loan, 7.575% (LIBOR + 275 bps), 8/14/24	$ 9,370
946,667	TMS International Corp., Term B-3 Loan, 7.575% (LIBOR + 275 bps), 8/14/24	946,667
	Total Metal-Iron	$956,037

	Multimedia — 0.3%
349,375	The E.W. Scripps Company, Tranche B-3 Term Loan, 7.385% (LIBOR + 275 bps), 1/7/28	$ 344,134
	Total Multimedia	$344,134

	Office Automation & Equipment — 0.7%
884,250	Pitney Bowes, Inc., Refinancing Tranche B Term Loan, 8.732% (Term SOFR + 400 bps), 3/17/28	$ 854,407
	Total Office Automation & Equipment	$854,407

	Oil-Field Services — 1.6%
1,774,980	ProFrac Holdings II LLC, Term Loan, 12.099% (Term SOFR + 725 bps), 3/4/25	$ 1,806,042
250,000	ProFrac Holdings II, LLC, Delayed Draw Term A Loan, 12.151% (Term SOFR + 725 bps), 3/4/25	250,312
	Total Oil-Field Services	$2,056,354

	Pastoral & Agricultural — 0.5%
643,500	Alltech, Inc., Term B Loan, 8.635% (LIBOR + 400 bps), 10/13/28	$ 629,290
	Total Pastoral & Agricultural	$629,290

	Pharmacy Services — 0.3%
346,500	Option Care Health, Inc., First Lien 2021 Refinancing Term Loan, 7.385% (LIBOR + 275 bps), 10/27/28	$ 346,789
	Total Pharmacy Services	$346,789

	Physical Practice Management — 2.3%
3,451,279	Team Health Holdings, Inc., Extended Term Loan, 9.868% (Term SOFR + 525 bps), 3/2/27	$ 2,907,702
	Total Physical Practice Management	$2,907,702

13Pioneer Floating Rate Fund, Inc. |  | 2/28/23

Principal Amount USD ($)		Value
	Physical Therapy & Rehabilitation Centers — 2.1%
926,333	Summit Behavioral Healthcare LLC, First Lien Initial Term Loan, 9.885% (Term SOFR + 475 bps), 11/24/28	$ 899,122
2,190,450	Upstream Newco, Inc., First Lien August 2021 Incremental Term Loan, 9.092% (Term SOFR + 425 bps), 11/20/26	1,792,883
	Total Physical Therapy & Rehabilitation Centers	$2,692,005

	Pipelines — 3.4%
300,000	Brazos Delaware II, LLC, Initial Term Loan, 8.315% (Term SOFR + 375 bps), 2/11/30	$ 298,687
500,000	Centurion Pipeline Company LLC, Initial Term Loan, 7.885% (LIBOR + 325 bps), 9/29/25	499,166
399,000	M6 Etx Holdings II Midco, LLC, Term Loan B, 9.158% (Term SOFR + 450 bps), 9/19/29	397,920
3,086,885	Traverse Midstream Partners LLC, Advance, 8.45% (Term SOFR + 375 bps), 2/16/28	3,067,592
	Total Pipelines	$4,263,365

	Professional Sports — 0.4%
500,000	Formula One Management, Ltd. First Lien Facility B Loan, 7.868% (Term SOFR + 325 bps), 1/15/30	$ 501,965
	Total Professional Sports	$501,965

	Property & Casualty Insurance — 2.3%
491,250	Asurion LLC, New B-9 Term Loan, 7.885% (LIBOR + 325 bps), 7/31/27	$ 459,524
1,250,000	Asurion LLC, Second Lien New B-4 Term Loan, 9.885% (LIBOR + 525 bps), 1/20/29	1,067,709
224,437	Asurion, LLC, New B-10 Term Loan, 8.68% (Term SOFR + 400 bps), 8/19/28	210,901
247,409	Asurion, LLC, New B-11 Term Loan, 8.912% (Term SOFR + 425 bps), 8/19/28	234,235
614,194	Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2020 Term Loan, 8.596% ( Term SOFR + 375 bps), 2/17/28	615,633
250,000(b)	Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), Term Loan, 2/17/28	247,500
	Total Property & Casualty Insurance	$2,835,502

Pioneer Floating Rate Fund, Inc. |  | 2/28/2314

Schedule of Investments  |  2/28/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Protection-Safety — 1.5%
1,481,250	APX Group, Inc., Initial Term Loan, 10.00% (LIBOR + 325 bps), 7/10/28	$ 1,441,441
497,468	Prime Security Services Borrower LLC, First Lien 2021 Refinancing Term B-1 Loan, 7.575% (LIBOR + 275 bps), 9/23/26	496,847
	Total Protection-Safety	$1,938,288

	Publishing — 1.8%
845,625(b)	Cengage Learning, Inc., First Lien Term B Loan, 9.88% (LIBOR + 475 bps), 7/14/26	$ 801,547
798,000	Houghton Mifflin Harcourt Company, First Lien Term B Loan, 9.968% (Term SOFR + 525 bps), 4/9/29	731,167
740,625	McGraw-Hill Education, Inc., Initial Term Loan, 9.703% (LIBOR + 475 bps), 7/28/28	712,852
	Total Publishing	$2,245,566

	Publishing-Periodicals — 0.3%
372,188	MJH Healthcare Holdings LLC, Initial Term B Loan, 8.218% (Term SOFR + 350 bps), 1/28/29	$ 366,837
	Total Publishing-Periodicals	$366,837

	Recycling — 0.6%
837,992	LTR Intermediate Holdings, Inc., Initial Term Loan, 9.23% (LIBOR + 450 bps), 5/5/28	$ 768,858
	Total Recycling	$768,858

	Rental Auto & Equipment — 0.6%
945,450	PECF USS Intermediate Holding III Corp., Initial Term Loan, 8.885% (LIBOR + 425 bps), 12/15/28	$ 805,996
	Total Rental Auto & Equipment	$805,996

	Retail — 6.2%
539,052	Great Outdoors Group LLC, Term B-2 Loan, 8.385% (LIBOR + 375 bps), 3/6/28	$ 531,583
1,015,250	Highline Aftermarket Acquisition LLC, First Lien Initial Term Loan, 9.135% (LIBOR + 450 bps), 11/9/27	967,026
1,034,250	Michaels Cos, Inc., The Term B Loan, 8.98% (LIBOR + 425 bps), 4/15/28	950,864
491,250	Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 8.092% (Term SOFR + 325 bps), 3/3/28	486,913
1,034,250	PetSmart LLC, Initial Term Loan, 8.468% (Term SOFR + 375 bps), 2/11/28	1,032,850
736,931	RVR Dealership Holdings LLC, Term Loan, 8.553% (Term SOFR + 375 bps), 2/8/28	628,234
15Pioneer Floating Rate Fund, Inc. |  | 2/28/23

Principal Amount USD ($)		Value
	Retail — (continued)
689,500	SRS Distribution, Inc., 2021 Reﬁnancing Term Loan, 8.135% (LIBOR + 350 bps), 6/2/28	$ 668,492
1,399,691	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 9.314% (LIBOR + 450 bps), 9/12/24	1,395,535
468,750	Torrid LLC, Closing Date Term Loan, 10.315% (LIBOR + 550 bps), 6/14/28	405,469
746,231	White Cap Supply Holdings LLC, Initial Closing Date Term Loan, 8.312% (Term SOFR + 375 bps), 10/19/27	736,182
	Total Retail	$7,803,148

	Rubber & Plastic Products — 1.3%
1,130,053	Gates Global LLC, Initial B-3 Dollar Term Loan, 7.135% (LIBOR + 250 bps), 3/31/27	$ 1,126,778
498,750	Gates Global LLC, Initial B-4 Dollar Term Loan, 8.063% (Term SOFR + 350 bps), 11/16/29	499,893
	Total Rubber & Plastic Products	$1,626,671

	Schools — 1.1%
300,000(b)	Fugue Finance LLC, Term Loan, 1/31/28	$ 301,125
1,069,335	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-3 Loan, 8.48% (LIBOR + 375 bps), 2/21/25	1,048,750
	Total Schools	$1,349,875

	Security Services — 1.8%
350,000	Allied Universal Holdco LLC (f/k/a USAGM Holdco LLC), Initial U.S. Dollar Term Loan, 8.468% (Term SOFR + 375 bps), 5/12/28	$ 337,834
1,964,719	Garda World Security Corp., Term B-2 Loan, 8.85% (LIBOR + 425 bps), 10/30/26	1,963,983
	Total Security Services	$2,301,817

	Semiconductor Equipment — 0.9%
1,186,482	Ultra Clean Holdings, Inc., Second Amendment Term B Loan, 8.385% (LIBOR + 375 bps), 8/27/25	$ 1,188,706
	Total Semiconductor Equipment	$1,188,706

	Shipbuilding — 0.8%
1,038,059	MHI Holdings LLC, Initial Term Loan, 9.635% (LIBOR + 500 bps), 9/21/26	$ 1,039,356
	Total Shipbuilding	$1,039,356

Pioneer Floating Rate Fund, Inc. |  | 2/28/2316

Schedule of Investments  |  2/28/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Soap & Cleaning Preparation — 0.5%
990,000	Knight Health Holdings LLC, Term B Loan, 9.885% (LIBOR + 525 bps), 12/23/28	$ 587,812
	Total Soap & Cleaning Preparation	$587,812

	Steel Producers — 0.2%
120,085(d)	Phoenix Services International LLC, Initial Term Loan, 16.618% (Term SOFR + 200 bps), 3/28/23	$ 115,894
1,490,652(c)	Phoenix Services International LLC, Term B Loan, 6.075% (LIBOR + 375 bps), 3/1/25	183,936
	Total Steel Producers	$299,830

	Telecom Services — 1.2%
648,375	Patagonia Holdco LLC, Amendment No.1 Term Loan, 10.473% (Term SOFR + 575 bps), 8/1/29	$ 560,844
1,024,692	Windstream Services II, LLC, Initial Term Loan, 10.968% (Term SOFR + 625 bps), 9/21/27	920,942
	Total Telecom Services	$1,481,786

	Telephone-Integrated — 0.4%
500,000(b)	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 6.385% (LIBOR + 175 bps), 3/1/27	$ 458,125
	Total Telephone-Integrated	$458,125

	Textile-Home Furnishings — 0.6%
992,500	Runner Buyer, Inc., Initial Term Loan, 10.454% (LIBOR + 550 bps), 10/20/28	$ 746,456
	Total Textile-Home Furnishings	$746,456

	Theaters — 0.5%
1,047,227	AMC Entertainment Holdings, Inc. (fka AMC Entertainment, Inc.), Term B-1 Loan, 7.573% (LIBOR + 300 bps), 4/22/26	$ 661,062
	Total Theaters	$661,062

	Transport-Air Freight — 0.3%
350,000(b)	Atlas Air Inc., Term Loan, 2/8/30	$ 341,031
	Total Transport-Air Freight	$341,031

	Transportation - Trucks — 0.4%
493,750	Carriage Purchaser, Inc., Term B Loan, 8.885% (LIBOR + 425 bps), 9/30/28	$ 486,446
	Total Transportation - Trucks	$486,446

	Transportation Services — 2.0%
1,185,000	AIT Worldwide Logistics Holdings, Inc., First Lien Initial Term Loan, 9.33% (LIBOR + 475 bps), 4/6/28	$ 1,145,993
17Pioneer Floating Rate Fund, Inc. |  | 2/28/23

Principal Amount USD ($)		Value
	Transportation Services — (continued)
374,026(b)	First Student Bidco Inc., 2022 Incremental Term B Loan, 7/21/28	$ 365,494
25,974(b)	First Student Bidco Inc., 2022 Incremental Term C Loan, 7/21/28	25,382
542,316	First Student Bidco, Inc., Initial Term B Loan, 7.726% (LIBOR + 300 bps), 7/21/28	518,590
202,206	First Student Bidco, Inc., Initial Term C Loan, 7.726% (LIBOR + 300 bps), 7/21/28	193,359
345,625	LaserShip, Inc., First Lien Initial Term Loan, 9.23% (LIBOR + 450 bps), 5/7/28	290,901
	Total Transportation Services	$2,539,719

	Wireless Equipment — 0.5%
582,075	Maxar Technologies Inc., Initial Term Loan, 8.968% (Term SOFR + 425 bps), 6/14/29	$ 583,750
	Total Wireless Equipment	$583,750

	Total Senior Secured Floating Rate Loan Interests (Cost $164,716,569)	$154,193,673

Shares
	Common Stocks — 0.5% of Net Assets
	Airlines — 0.3%
40,684(e)	Grupo Aeromexico SAB de CV	$ 444,719
	Total Airlines	$444,719

	Oil, Gas & Consumable Fuels — 0.2%
13,075(e)	Summit Midstream Partners LP	$ 218,222
	Total Oil, Gas & Consumable Fuels	$218,222

	Total Common Stocks (Cost $813,401)	$662,941

Principal Amount USD ($)
Asset Backed Securities — 2.8% of Net Assets
1,000,000(a)	522 Funding CLO, Ltd., Series 2019-4A, Class E, 11.808% (3 Month USD LIBOR + 700 bps), 4/20/30 (144A)	$ 875,586
Pioneer Floating Rate Fund, Inc. |  | 2/28/2318

Schedule of Investments  |  2/28/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,000,000(a)	Goldentree Loan Management US CLO 2, Ltd., Series 2017-2A, Class E, 9.508% (3 Month USD LIBOR + 470 bps), 11/28/30 (144A)	$ 877,953
1,000,000	JPMorgan Chase Bank NA - CACLN, Series 2021-3, Class G, 9.812%, 2/26/29 (144A)	872,243
1,000,000(a)	Octagon Investment Partners XXI, Ltd., Series 2014-1A, Class DRR, 11.869% (3 Month USD LIBOR + 700 bps), 2/14/31 (144A)	857,929
	Total Asset Backed Securities (Cost $3,963,481)	$3,483,711

	Collateralized Mortgage Obligations—2.3% of Net Assets
370,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 10.484% (SOFR30A + 600 bps), 10/25/41 (144A)	$ 337,975
750,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA5, Class B2, 9.984% (SOFR30A + 550 bps), 1/25/34 (144A)	629,853
230,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class B2, 12.284% (SOFR30A + 780 bps), 11/25/41 (144A)	214,344
490,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class B2, 10.734% (SOFR30A + 625 bps), 9/25/41 (144A)	404,097
250,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class B2, 11.584% (SOFR30A + 710 bps), 1/25/42 (144A)	221,768
320,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class B2, 12.984% (SOFR30A + 850 bps), 2/25/42 (144A)	299,753
710,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 15.117% (1 Month USD LIBOR + 1,050 bps), 2/25/47 (144A)	779,810
	Total Collateralized Mortgage Obligations (Cost $3,201,185)	$2,887,600

	Commercial Mortgage-Backed Securities—1.3% of Net Assets
593,138(a)	BX Trust, Series 2022-PSB, Class F, 11.895% (1 Month Term SOFR + 733 bps), 8/15/39 (144A)	$ 595,369
315,000(a)	Capital Funding Mortgage Trust, Series 2021-8, Class B, 17.67% (1 Month USD LIBOR + 1,310 bps), 6/22/23 (144A)	315,000
19Pioneer Floating Rate Fund, Inc. |  | 2/28/23

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
47,587(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 10.824% (1 Month USD LIBOR + 625 bps), 1/25/27 (144A)	$ 42,794
1,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.00%, 5/15/48 (144A)	691,605
	Total Commercial Mortgage-Backed Securities (Cost $1,741,046)	$1,644,768

	Corporate Bonds — 12.4% of Net Assets
	Advertising — 0.2%
255,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 206,550
	Total Advertising	$206,550

	Aerospace & Defense — 0.4%
500,000	Bombardier, Inc., 7.125%, 6/15/26 (144A)	$ 490,967
	Total Aerospace & Defense	$490,967

	Airlines — 1.2%
1,690,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	$ 1,514,671
	Total Airlines	$1,514,671

	Auto Parts & Equipment — 0.1%
170,000	Adient Global Holdings, Ltd., 7.00%, 4/15/28	$ 170,000
	Total Auto Parts & Equipment	$170,000

	Banks — 1.0%
1,000,000(f)(g)	Citigroup, Inc., 4.70% (SOFR + 323 bps)	$ 912,500
391,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	370,400
	Total Banks	$1,282,900

	Building Materials — 0.8%
1,000,000	Koppers, Inc., 6.00%, 2/15/25 (144A)	$ 966,770
	Total Building Materials	$966,770

	Chemicals — 0.4%
250,000	Element Solutions, Inc., 3.875%, 9/1/28 (144A)	$ 215,625
300,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26 (144A)	269,622
	Total Chemicals	$485,247

Pioneer Floating Rate Fund, Inc. |  | 2/28/2320

Schedule of Investments  |  2/28/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Services — 0.3%
500,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	$ 407,500
	Total Commercial Services	$407,500

	Computers — 0.1%
103,000	Diebold Nixdorf, Inc., 9.375%, 7/15/25 (144A)	$ 72,100
	Total Computers	$72,100

	Diversified Financial Services — 1.2%
200,000	Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 8/15/28 (144A)	$ 168,902
1,500,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 6.375%, 2/1/30 (144A)	1,312,898
	Total Diversified Financial Services	$1,481,800

	Engineering & Construction — 0.4%
643,422	Artera Services LLC, 9.033%, 12/4/25 (144A)	$ 553,343
	Total Engineering & Construction	$553,343

	Iron & Steel — 0.4%
500,000	Metinvest BV, 7.75%, 10/17/29 (144A)	$ 250,000
265,000	TMS International Corp., 6.25%, 4/15/29 (144A)	207,322
	Total Iron & Steel	$457,322

	Leisure Time — 0.3%
500,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	$ 428,770
	Total Leisure Time	$428,770

	Lodging — 0.7%
1,000,000	Station Casinos LLC, 4.50%, 2/15/28 (144A)	$ 883,200
	Total Lodging	$883,200

	Media — 0.9%
510,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	$ 435,897
1,000,000	Sinclair Television Group, Inc., 5.50%, 3/1/30 (144A)	737,460
	Total Media	$1,173,357

	Mining — 0.3%
500,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 378,400
	Total Mining	$378,400

	Oil & Gas — 1.2%
1,500,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	$ 1,522,500
	Total Oil & Gas	$1,522,500

21Pioneer Floating Rate Fund, Inc. |  | 2/28/23

Principal Amount USD ($)		Value
	REITs — 1.7%
1,000,000	iStar, Inc., 4.75%, 10/1/24	$ 998,130
1,065,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	1,085,689
	Total REITs	$2,083,819

	Retail — 0.3%
500,000	LBM Acquisition LLC, 6.25%, 1/15/29 (144A)	$ 356,230
	Total Retail	$356,230

	Telecommunications — 0.5%
500,000	Altice France Holding SA, 6.00%, 2/15/28 (144A)	$ 347,850
500,000	Lumen Technologies, Inc., 4.50%, 1/15/29 (144A)	264,250
	Total Telecommunications	$612,100

	Total Corporate Bonds (Cost $17,157,852)	$15,527,546

Shares
	Preferred Stock — 0.1% of Net Assets
	Capital Markets — 0.1%
2,870	B Riley Financial, Inc., 6.75%, 5/31/24	$ 69,483
	Total Capital Markets	$69,483

	Total Preferred Stock (Cost $70,513)	$69,483

Principal Amount USD ($)
	Insurance-Linked Securities — 1.2% of Net Assets#
	Event Linked Bonds — 0.9%
	Multiperil – U.S. — 0.5%
250,000(a)	Matterhorn Re, 9.718%, (SOFR + 525 bps), 3/24/25 (144A)	$ 217,450
250,000(a)	Residential Reinsurance 2021, 9.929%, (3 Month U.S. Treasury Bill + 518 bps), 12/6/25 (144A)	223,025
250,000(a)	Sanders Re III, 8.245%, (3 Month U.S. Treasury Bill + 350 bps), 4/7/26 (144A)	232,750
		$673,225

Pioneer Floating Rate Fund, Inc. |  | 2/28/2322

Schedule of Investments  |  2/28/23
(unaudited) (continued)
Principal Amount USD ($)		Value
Windstorm - North Carolina — 0.2%
250,000(a)	Cape Lookout Re, 9.746%, (3 Month U.S. Treasury Bill + 500 bps), 3/28/25 (144A)	$ 233,575
Windstorm – U.S. Regional — 0.2%
250,000(a)	Commonwealth Re, 8.267%, (3 Month U.S. Treasury Bill + 350 bps), 7/8/25 (144A)	$ 237,350
	Total Event Linked Bonds	$1,144,150

Face Amount USD ($)
	Collateralized Reinsurance — 0.0%†
	Multiperil – Worldwide — 0.0%†
27,000(e)(h)+	Limestone Re 2019-2, 3/1/23 (144A)	$ —
	Windstorm – Florida — 0.0%†
250,000(e)(h)+	Formby Re 2018, 2/29/24	$ 8,006
	Total Collateralized Reinsurance	$8,006

	Reinsurance Sidecars — 0.3%
	Multiperil – U.S. — 0.0%†
250,000(e)(i)+	Harambee Re 2018, 12/31/24	$ —
250,000(e)(i)+	Harambee Re 2019, 12/31/24	250
		$250

	Multiperil – Worldwide — 0.3%
3,037(i)+	Alturas Re 2019-2, 3/10/23	$ 1,414
29,558(i)+	Alturas Re 2020-2, 3/10/23	3,828
1,270,809(e)(h)+	Berwick Re 2018-1, 12/31/24	98,234
907,913(e)(h)+	Berwick Re 2019-1, 12/31/24	144,812
3,800(h)+	Eden Re II, 3/22/23 (144A)	3,252
199,590(e)(i)+	Lorenz Re 2019, 6/30/23	7,704
300,000(h)+	Merion Re 2018-2, 12/31/24	22,767
294,125(e)(h)+	Pangaea Re 2019-3, 7/1/23	10,580
10,000(h)+	Sector Re V, 12/1/24 (144A)	16,768
253,645(e)(h)+	Woburn Re 2018, 12/31/24	8,078
244,914(e)(h)+	Woburn Re 2019, 12/31/24	46,563
		$364,000

	Total Reinsurance Sidecars	$364,250

	Total Insurance-Linked Securities (Cost $1,753,678)	$1,516,406

23Pioneer Floating Rate Fund, Inc. |  | 2/28/23

Shares		Value
	SHORT TERM INVESTMENTS — 5.6% of Net Assets
	Open-End Fund — 5.6%
6,999,667(j)	Dreyfus Government Cash Management, Institutional Shares, 4.47%	$ 6,999,667
		$6,999,667

	TOTAL SHORT TERM INVESTMENTS (Cost $6,999,667)	$6,999,667

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 149.2% (Cost $200,417,392)	$186,985,795
	OTHER ASSETS AND LIABILITIES — (49.2)%	$(61,659,363)
	net assets — 100.0%	$125,326,432

bps	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 28, 2023, the value of these securities amounted to $22,797,165, or 18.2% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at February 28, 2023.
(b)	This term loan will settle after February 28, 2023, at which time the interest rate will be determined.
(c)	Security is in default.
(d)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(e)	Non-income producing security.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at February 28, 2023.
(h)	Issued as participation notes.
(i)	Issued as preference shares.
(j)	Rate periodically changes. Rate disclosed is the 7-day yield at February 28, 2023.
Pioneer Floating Rate Fund, Inc. |  | 2/28/2324

Schedule of Investments  |  2/28/23
(unaudited) (continued)
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at February 28, 2023.
†	Amount rounds to less than 0.1%.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2019-2	12/19/2018	$3,037	$1,414
Alturas Re 2020-2	1/1/2020	29,558	3,828
Berwick Re 2018-1	1/10/2018	185,623	98,234
Berwick Re 2019-1	12/31/2018	108,488	144,812
Cape Lookout Re	3/16/2022	250,000	233,575
Commonwealth Re	6/15/2022	250,000	237,350
Eden Re II	1/22/2019	446	3,252
Formby Re 2018	7/9/2018	776	8,006
Harambee Re 2018	12/19/2017	5,311	—
Harambee Re 2019	12/20/2018	—	250
Limestone Re 2019-2	6/20/2018	230	—
Lorenz Re 2019	6/26/2019	43,771	7,704
Matterhorn Re	3/10/2022	250,000	217,450
Merion Re 2018-2	12/28/2017	—	22,767
Pangaea Re 2019-3	7/25/2019	8,824	10,580
Residential Reinsurance 2021	10/28/2021	250,000	223,025
Sanders Re III	3/22/2022	250,000	232,750
Sector Re V	1/1/2020	289	16,768
Woburn Re 2018	3/20/2018	79,220	8,078
Woburn Re 2019	1/30/2019	38,105	46,563
Total Restricted Securities			$1,516,406
% of Net assets			1.2%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	6,990,000	USD	361,604	State Street Bank & Trust Co.	3/29/23	$18,290
USD	697,937	MXN	13,970,000	State Street Bank & Trust Co.	3/29/23	(61,307)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(43,017)
25Pioneer Floating Rate Fund, Inc. |  | 2/28/23

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
MXN	— Mexican Peso
USD	— United States Dollar
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of February 28, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$154,193,673	$—	$154,193,673
Common Stocks
Airlines	—	—	444,719	444,719
Oil, Gas & Consumable Fuels	218,222	—	—	218,222
Asset Backed Securities	—	3,483,711	—	3,483,711
Collateralized Mortgage Obligations	—	2,887,600	—	2,887,600
Commercial Mortgage-Backed Securities	—	1,644,768	—	1,644,768
Corporate Bonds	—	15,527,546	—	15,527,546
Preferred Stock	69,483	—	—	69,483
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Worldwide	—	—	—	—
Windstorm – Florida	—	—	8,006	8,006
Reinsurance Sidecars
Multiperil – U.S.	—	—	250	250
Multiperil – Worldwide	—	—	364,000	364,000
All Other Insurance-Linked Securities	—	1,144,150	—	1,144,150
Open-End Fund	6,999,667	—	—	6,999,667
Total Investments in Securities	$7,287,372	$178,881,448	$816,975	$186,985,795
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$—	$(43,017)	$—	$(43,017)
Total Other Financial Instruments	$—	$(43,017)	$—	$(43,017)
During the period ended February 28, 2023, there were no significant transfers in or out of Level 3.
Pioneer Floating Rate Fund, Inc. |  | 2/28/2326